Ordinary Shares (Details)						1 Months Ended							12 Months Ended
	Aug. 31, 2024 shares	Jun. 30, 2024 CNY (¥) shares	Nov. 21, 2023 USD ($) shares	Oct. 31, 2023 shares	May 31, 2019 USD ($)	Aug. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	May 31, 2024 shares	Feb. 29, 2024 shares	Nov. 30, 2023 USD ($) shares	Jun. 30, 2022 shares	May 31, 2019 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Dec. 26, 2023	Dec. 31, 2022 $ / shares shares	Jan. 01, 2022 $ / shares shares
Ordinary Shares [Line Items]
Exercised share options				180,807
Gross proceeds of ipo (in Dollars)															¥ 213,168,986
Total cash consideration (in Dollars) | ¥													¥ 15,455,060		¥ 1,778,141,994
Convertible Loan [Member]
Ordinary Shares [Line Items]
Converted amount | $						$ 1,500,000
Series Seed Convertible Preferred Shares [Member]
Ordinary Shares [Line Items]
Exercised share options
Issuance of ordinary shares															(1,076,501)
Converted shares
Total cash consideration (in Dollars) | ¥															¥ (58,565,485)
Cook San Francisco, LLC [Member]
Ordinary Shares [Line Items]
Equity interests, percentage										100.00%
Yai’s Thai, LLC [Member]
Ordinary Shares [Line Items]
Equity interests, percentage									100.00%									100.00%
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized														200,000,000			55,248,154
Common stock, par value (in Dollars per share) | $ / shares														$ 0.016			$ 0.016
Common stock, shares issued														78,754,222			20,028,168
Common stock, shares outstanding														78,754,222			20,028,168
Exercised share options											361,614
Converted shares								111,704
Acquisition shares									1,575,909
Converted amount		¥ 34,200,000					$ 4,800,000							$ 6,600,000
Converted shares		5,970,683				7,035,501				340,365			39,050,114	39,050,114
Class A Ordinary Shares [Member] | Convertible Loan [Member]
Ordinary Shares [Line Items]
Converted shares										1,387,250
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized																			55,248,154	55,248,154
Common stock, par value (in Dollars per share) | $ / shares																			$ 0.016	$ 0.016
Common stock, shares issued																			5,638,277	5,276,663
Common stock, shares outstanding																			5,638,277	5,276,663
Exercised share options																361,614
Issuance of ordinary shares													4,982,143	4,982,143	14,374,669
Converted shares													7,147,205	7,147,205
Total cash consideration (in Dollars) | ¥													¥ 573,018		¥ 1,642,299
Class A Ordinary Shares [Member] | Redeemable Convertible Preferred Shares [Member]
Ordinary Shares [Line Items]
Converted shares										4,507,844
Class A Ordinary Shares [Member] | Redeemable Convertible Preferred Shareholders [Member]
Ordinary Shares [Line Items]
Converted shares										3,503,080
Class A Ordinary Shares [Member] | Series Seed Convertible Preferred Shares [Member]
Ordinary Shares [Line Items]
Converted shares										1,076,495
Class A Ordinary Shares [Member] | New Investor [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares	1,500,000						3,482,143
Gross proceeds of ipo (in Dollars) | $						$ 450,000	$ 1,700,000
Class A Ordinary Shares [Member] | Cook San Francisco, LLC [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Acquisition shares										196,044
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized														875,000			875,000
Common stock, par value (in Dollars per share) | $ / shares														$ 0.016			$ 0.016
Common stock, shares issued														875,000			875,000
Common stock, shares outstanding														875,000			875,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Exercised share options
Issuance of ordinary shares
Converted shares
Total cash consideration (in Dollars) | ¥
Class B Ordinary Shares [Member] | Founder Shares [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares												875,000
Total cash consideration (in Dollars) | $					$ 1
Initial public offering [Member]
Ordinary Shares [Line Items]
Received net amount (in Dollars) | $			$ 30,000,000							$ 30,000,000
Offering expenses payable (in Dollars) | $										$ 3,100,000
Initial public offering [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares issued			3,900,000
Issuance of ordinary shares										3,900,000
Gross proceeds of ipo (in Dollars) | $										$ 33,100,000
Total cash consideration (in Dollars) | $			$ 33,100,000